THE UNITED STATES LIFE INSURANCE COMPANY
                              IN THE CITY OF NEW YORK

                               SEPARATE ACCOUNT USL A
                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACTS

                           SUPPLEMENT DATED MAY 2, 2016
                                        TO
     PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION, AS SUPPLEMENTED

      The United States Life Insurance Company in the City of New York ("USL") is amending the Prospectuses and Statements of Additional Information for the purpose of providing Contract owners with notification that the addresses for the home office and administrative center have changed.

      Effective April 29, 2016, the address for the home office has changed to the following:

                        175 Water Street
                        New York, NY 10038

      Effective immediately, the address for the administrative center has changed to the following:

                        503 Carr Road, Suite 300
                        Wilmington, DE  19809

      The mailing address for correspondence is:

                        P. O. Box 1277
                        Wilmington, DE 19899-1277.

      For a period of time, we may provide you with confirmations, statements and other reports which contain the prior home office and administrative center addresses.